NET LOSS PER COMMON SHARE - Excluded from the computation of diluted shares outstanding (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share Amount Options	33,400,000	35,298,000	35,298,000	3,548,000
Antidilutive Securities Excluded from Computation of Earnings Per Share Amount Warrants	26,244,621	12,222,188	16,255,779	35,603,142
Antidilutive Securities Excluded from Computation of Earnings Per Share Amount Convertible Preferred	33,555,000			8,710,990
Convertible promissory notes embedded conversion feature				22,030,656
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	93,199,621	47,520,188	51,553,779	69,892,788